Condensed Schedule Of Investments (Parenthetical) (U.S. Government Securities [Member], USD $)	Dec. 31, 2011 U.S. Treasury Bills Due 2/9/2012 At 0.19%, Principal Amount $2,510,000 [Member]	Dec. 31, 2011 U.S. Treasury Bills Due 3/8/2012 At 0.26%, Principal Amount $2,330,000 [Member]	Dec. 31, 2011 U.S. Treasury Bills Due 4/5/2012 At 0.20%, Principal Amount $3,300,000 [Member]	Dec. 31, 2011 U.S. Treasury Bills Due 5/3/2012 At 0.08%, Principal Amount $4,070,000 [Member]	Dec. 31, 2011 U.S. Treasury Bills Due 5/31/2012 At 0.18%, Principal Amount $3,678,000 [Member]	Dec. 31, 2011 U.S. Treasury Bills Due 6/28/2012 at 0.17%, Principal Amount $3,300,000 [Member]	Dec. 31, 2011 U.S. Treasury Bills Due 7/26/2012 At 0.06%, Principal Amount $2,000,000 [Member]	Dec. 31, 2011 U.S. Treasury Bills Due 8/23/2012 At 0.09%, Principal Amount $3,400,000 [Member]	Dec. 31, 2011 U.S. Treasury Bills Due 8/23/2012 At 0.09%, Principal Amount $2,100,000 [Member]	Dec. 31, 2011 U.S. Treasury Bills Due 10/18/2012 At 0.10%, Principal Amount $1,000,000 [Member]	Dec. 31, 2010 U.S. Treasury Bills Due 1/13/2011 At 0.08%, Principal Amount $2,800,000 [Member]	Dec. 31, 2010 U.S. Treasury Bills Due 1/27/2011 At 0.11%, Principal Amount $5,500,000 [Member]	Dec. 31, 2010 U.S. Treasury Bills Due 2/24/2011 At 0.12%, Principal Amount $2,300,000 [Member]	Dec. 31, 2010 U.S. Treasury Bills Due 4/21/2011 At 0.16%, Principal Amount $3,300,000 [Member]	Dec. 31, 2010 U.S. Treasury Bills Due 5/26/2011 At 0.18%, Principal Amount $3,500,000 [Member]	Dec. 31, 2010 U.S. Treasury Bills Due 6/30/2011 at 0.17%, Principal Amount $3,300,000 [Member]	Dec. 31, 2010 U.S. Treasury Bills Due 7/28/2011 At 0.17% Principal Amount $3,400,000 [Member]	Dec. 31, 2010 U.S. Treasury Bills Due 8/25/2011 At 0.18% Principal Amount $2,000,000 [Member]	Dec. 31, 2010 U.S. Treasury Bills Due 9/22/2011 At 0.20% Principal Amount $2,000,000 [Member]	Dec. 31, 2010 U.S. Treasury Bills Due 10/20/2011 At 0.22% Principal Amount $1,000,000 [Member]
Schedule of Investments [Line Items]
Treasury Bill Effective Yield	0.19%	0.26%	0.20%	0.08%	0.18%	0.17%	0.06%	0.09%	0.09%	0.10%	0.08%	0.11%	0.12%	0.16%	0.18%	0.17%	0.17%	0.18%	0.20%	0.22%
Face Value							$ 2,000